The Company	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
The Company

1. The Company

Bone Biologics Corporation (the “Company”) was incorporated under the laws of the State of Delaware on October 18, 2007 as AFH Acquisition X, Inc. Pursuant to a Merger Agreement, dated September 19, 2014, by and among the Company, its wholly-owned subsidiary, Bone Biologics Acquisition Corp., (“Merger Sub”), and Bone Biologics, Inc., Merger Sub merged with and into Bone Biologics Inc., with Bone Biologics Inc. remaining as the surviving corporation. On September 22, 2014, the Company changed its name to “Bone Biologics Corporation” and Bone Biologics, Inc. became a wholly owned subsidiary of the Company. Bone Biologics, Inc. was incorporated in California on September 9, 2004.

The Company is a medical device company that is currently focused on bone regeneration in spinal fusion using the recombinant human protein known as NELL-1. NELL-1 in combination with DBM, demineralized bone matrix, is an osteopromotive recombinant protein that provides target specific control over bone regeneration. The NELL-1 technology platform has been licensed exclusively for worldwide applications to the Company through a technology transfer from the UCLA Technology Development Group on behalf of UC Regents (“UCLA TDG”). UCLA TDG and the Company received guidance from the Food and Drug Administration that NELL-1/DBM will be classified as a device/drug combination product with a pre-market approval filing (“PMA”).

The production and marketing of the Company’s products and its ongoing research and development activities are subject to extensive regulation by numerous governmental authorities in the United States. Prior to marketing in the United States, any combination product developed by the Company must undergo rigorous preclinical (animal) and clinical (human) testing and an extensive regulatory approval process implemented by the FDA under the Food, Drug and Cosmetic Act. There can be no assurance that the Company will not encounter problems in clinical trials that will cause the Company or the FDA to delay or suspend clinical trials.

The Company’s success will depend in part on its ability to obtain patents and product license rights, maintain trade secrets, and operate without infringing on the proprietary rights of others, both in the United States and other countries. There can be no assurance that patents issued to or licensed by the Company will not be challenged, invalidated, rendered unenforceable, or circumvented, or that the rights granted thereunder will provide proprietary protection or competitive advantages to the Company.

Reverse stock splits

On June 5, 2023, the Company filed an amendment to its certificate of incorporation, as amended, with the Secretary of State of the State of Delaware to effect a 1-for-30 reverse stock split of its outstanding common stock and warrants. The amendment was authorized by the Company’s stockholders on May 1, 2023, and was effective on June 5, 2023.

On December 14, 2023, the Company filed an amendment to its certificate of incorporation, as amended, with the Secretary of State of the State of Delaware to effect a 1-for-8 reverse stock split of its outstanding common stock and warrants. The amendment was authorized by the Company’s stockholders on December 12, 2023, and was effective on December 20, 2023.

All share and per share amounts have been retro-actively restated as if the reverse split occurred at the beginning of the earliest period presented.

Going Concern

The Company has no significant operating history and since inception to September 30, 2023 has incurred accumulated losses of approximately $79.4 million. The Company will continue to incur significant expenses for development activities for its product NELL-1/DBM. Operating expenditures for the next twelve months are estimated at $5.1 million. The accompanying unaudited condensed consolidated financial statements for the nine months ended September 30, 2023, have been prepared on the basis that the Company will continue as a going concern, which contemplates realization of assets and the satisfaction of liabilities in the normal course of business. As reflected in the financial statements, during the nine months ended September 30, 2023, the Company incurred a net loss of $7.4 million, and used net cash in operating activities of $7.5 million. These factors raise substantial doubt about the Company’s ability to continue as a going concern within a reasonable period of time, which is considered to be one year from the issuance date of these financial statements. In addition, our independent registered public accounting firm, in its audit report to the financial statements included in our Annual Report on Form 10-K for the year ended December 31, 2022, expressed substantial doubt about our ability to continue as a going concern. The consolidated financial statements do not include any adjustments related to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

At September 30, 2023, we had cash of $4.5 million. Available cash is expected to fund our operations until the second quarter of 2024 when we expect to announce data reporting from our pilot clinical study.

We anticipate that we will require approximately $5.9 million to complete first in man studies, and an estimated additional $27 million to achieve FDA approval for a spine interbody fusion indication.

On June 16, 2023, the Company completed a public offering generating net proceeds to the Company of $4.5 million.

The Company will continue to attempt to raise additional debt and/or equity financing to fund future operations and to provide additional working capital. However, there is no assurance that such financing will be consummated or obtained in sufficient amounts necessary to meet the Company’s needs. If cash resources are insufficient to satisfy the Company’s on-going cash requirements, the Company will be required to scale back or discontinue its product development programs, or obtain funds if available (although there can be no certainties) through strategic alliances that may require the Company to relinquish rights to its technology, substantially reduce or discontinue its operations entirely. No assurance can be given that any future financing will be available or, if available, that it will be on terms that are satisfactory to the Company. Even if the Company is able to obtain additional financing, it may contain undue restrictions on our operations, in the case of debt financing, or cause substantial dilution for our stockholders, in the case of equity financing.

1. The Company

Bone Biologics Corporation (the “Company”) was incorporated under the laws of the State of Delaware on October 18, 2007 as AFH Acquisition X, Inc. Pursuant to a Merger Agreement, dated September 19, 2014, by and among the Company, its wholly-owned subsidiary, Bone Biologics Acquisition Corp., (“Merger Sub”), and Bone Biologics, Inc., Merger Sub merged with and into Bone Biologics Inc., with Bone Biologics Inc. remaining as the surviving corporation. On September 22, 2014, the Company changed its name to “Bone Biologics Corporation” and Bone Biologics, Inc. became a wholly owned subsidiary of the Company. Bone Biologics, Inc. was incorporated in California on September 9, 2004.

We are a medical device company that is currently focused on bone regeneration in spinal fusion using the recombinant human protein known as NELL-1. NELL-1 in combination with DBM, demineralized bone matrix, is an osteopromotive recombinant protein that provides target specific control over bone regeneration. The NELL-1 technology platform, has been licensed exclusively for worldwide applications to us through a technology transfer from the UCLA Technology Development Group on behalf of UC Regents (“UCLA TDG”). UCLA TDG and the Company received guidance from the FDA that NELL-1/DBM will be classified as a device/drug combination product with a pre-market approval filing (“PMA”).

The production and marketing of the Company’s products and its ongoing research and development activities will be subject to extensive regulation by numerous governmental authorities in the United States. Prior to marketing in the United States, any combination product developed by the Company must undergo rigorous preclinical (animal) and clinical (human) testing and an extensive regulatory approval process implemented by the FDA under the Food, Drug and Cosmetic Act. There can be no assurance that the Company will not encounter problems in clinical trials that will cause the Company or the FDA to delay or suspend clinical trials.

The Company’s success will depend in part on its ability to obtain patents and product license rights, maintain trade secrets, and operate without infringing on the proprietary rights of others, both in the United States and other countries. There can be no assurance that patents issued to or licensed by the Company will not be challenged, invalidated, or circumvented, or that the rights granted thereunder will provide proprietary protection or competitive advantages to the Company.

On October 12, 2021, an amendment to our certificate of incorporation for a reverse split of the Company’s outstanding common stock at a ratio of 1 for 2.5 became effective. On June 24, 2021, our board of directors authorized the amendment which became effective upon distribution to the stockholders of the Company and in conjunction with the Company’s Common Stock being listed on the Nasdaq Capital Market. Our common stock became listed on the Nasdaq Capital Market on October 13, 2021.

Reverse stock splits

On June 5, 2023, the Company filed an amendment to its certificate of incorporation, as amended, with the Secretary of State of the State of Delaware to effect a 1-for-30 reverse stock split of its outstanding common stock and warrants. The amendment was authorized by the Company’s stockholders on May 1, 2023, and was effective on June 5, 2023.

On December 14, 2023, the Company filed an amendment to its certificate of incorporation, as amended, with the Secretary of State of the State of Delaware to effect a 1-for-8 reverse stock split of its outstanding common stock and warrants. The amendment was authorized by the Company’s stockholders on December 12, 2023, and was effective on December 20, 2023.

All share and per share amounts have been retro-actively restated as if the reverse splits occurred at the beginning of the earliest period presented.

Going Concern and Liquidity

The Company has no significant operating history and since inception to December 31, 2022 has incurred accumulated losses of approximately $72 million. The Company will continue to incur significant expenses for development activities for their lead product NELL-1/DBM. Operating expenditures for the next twelve months are estimated at $8.8 million. The accompanying consolidated financial statements for the year ended December 31, 2022 have been prepared assuming the Company will continue as a going concern. As reflected in the financial statements, the Company incurred a net loss of $1,484,620, and used net cash in operating activities of $3,566,913 during the year ended December 31, 2022. These factors raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the financial statements are issued. The consolidated financial statements do not include any adjustments related to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

On October 12, 2022, the Company completed a public equity offering, generating gross proceeds to the Company of $5,100,000, and net proceeds, after underwriters discounts and expenses, of approximately $4,454,000 (see Note 5).

The Company will continue to attempt to raise additional debt and/or equity financing to fund future operations and to provide additional working capital. However, there is no assurance that such financing will be consummated or obtained in sufficient amounts necessary to meet the Company’s needs. If cash resources are insufficient to satisfy the Company’s on-going cash requirements, the Company will be required to scale back or discontinue its product development programs, or obtain funds if available (although there can be no certainties) through strategic alliances that may require the Company to relinquish rights to its technology, substantially reduce or discontinue its operations entirely. No assurance can be given that any future financing will be available or, if available, that it will be on terms that are satisfactory to the Company. Even if the Company is able to obtain additional financing, it may contain undue restrictions on our operations, in the case of debt financing, or cause substantial dilution for our stockholders, in the case of equity financing.